Income tax expense	12 Months Ended
Dec. 31, 2017
Income tax expense
Income tax expense
22.	Income tax expense

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands do not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there is no withholding tax in Hong Kong on remittance of dividends.

PRC

Under the PRC Enterprise Income Tax Law (“EIT Law”), EIT rate is 25% for enterprises incorporated in the PRC. Preferential EIT rates are available for enterprises qualified as High and New Technology Enterprises (“HNTEs”) and Software Enterprises (“SEs”). Entities qualified as HNTEs enjoy a reduced tax rate of 15% within three years after obtaining the HNTE certificate. An entity could re-apply for the HNTE certificate when the prior certificate expires. Historically, all of HNTEs of the Group successfully re-applied for the certificates when the prior ones expired. Entities qualified as SEs enjoy a two-year exemption for EIT from the first profitable year followed by a three-year half reduction in tax rate. In addition, in accordance with relevant PRC tax regulations, qualified entities established in specific geographical areas are exempt from EIT for five years, commencing from the first year of operation.

Further, pursuant to the EIT Law, a 10% withholding tax is levied on dividends declared by PRC enterprises to their foreign non-resident enterprise investors. A lower withholding tax rate will be applied if tax treaty or arrangement benefits are available. According to the tax arrangement between the PRC and Hong Kong, withholding tax rate of 5% is applicable if direct foreign non-resident enterprise investors own directly at least 25% equity interest in the PRC enterprises and meet the relevant requirements.

Composition of income tax expense:

	2015	2016	2017
	RMB	RMB	RMB

Current income tax	75,458	140,706	249,995
Deferred income tax	(10,940)	6,863	(46,171)

	64,518	147,569	203,824

Composition of deferred tax assets and liabilities:

	2016	2017
	RMB	RMB

Deferred tax assets
Amortization of intangible assets	680	698
Tax losses carried forward	29,255	26,828
Allowance for credit losses	5,622	41,119
Others	-	2,374
Less: valuation allowance	(18,170)	(18,511)
	17,387	52,508

Deferred tax liabilities
Intangible assets arising from business combinations	(51,617)	(52,237)
	(51,617)	(52,237)
Net deferred tax (liabilities)/assets	(34,230)	271

Movement of valuation allowance:

	2015	2016	2017
	RMB	RMB	RMB

Balance as of January 1	2,044	17,471	18,170
Additions	16,707	1,014	2,319
Reversals	(1,280)	(315)	(1,978)

Balance as of December 31	17,471	18,170	18,511

As of December 31, 2017, the Group had net operating losses carried forward of approximately RMB107.5 million which arose from the subsidiaries, VIEs and subsidiaries of VIEs established in the PRC. The losses carried forward will expire during the period from 2018 to 2022.

The Group did not provide for deferred taxes on the undistributed earnings of its subsidiaries, VIEs and subsidiaries of VIEs registered in the PRC as of December 31, 2016 and 2017 on the basis of its intent to reinvest the earnings. As of December 31, 2016 and 2017, the total amount of undistributed earnings from the subsidiaries, VIEs and subsidiaries of VIEs registered in the PRC was RMB1.86 billion and RMB2.79 billion, respectively. As of December 31, 2016 and 2017, determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Group:

	2015	2016	2017
	RMB	RMB	RMB

Loss before tax	(320,766)	(190,384)	(1,223,164)

Income tax computed at statutory EIT rate (25%)	(80,192)	(47,596)	(305,791)
Effect of preferential tax rates for certain entities comprising the Group	(60,798)	(20,409)	(112,684)
Effect of differing tax rates in different jurisdictions	177,749	184,235	422,677
Non-deductible expenses and non-taxable income, net	11,960	34,012	188,069
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC	-	(3,253)	(3,822)
Change in valuation allowances	15,427	699	1,933
Others	372	(119)	13,442

Income tax expense	64,518	147,569	203,824

Effective income tax rate	(20.1)%	(77.5)%	(16.7)%